Finance Costs, Net (Tables)	6 Months Ended
Jun. 30, 2020
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Components of Finance Costs, Net, Include Interest Expense (Income)
The components of finance costs, net, include interest expense (income) and other finance costs (income) as follows:

	Three months ended June 30,		Six months ended June 30,

	2020	2019	2020	2019
Interest expense:
Debt	39	39	76	77
Derivative financial instruments – hedging activities	-	-	-	1
Other, net	5	5	8	9
Fair value gains on cash flow hedges, transfer from equity	(30)	(10)	(27)	(19)
Net foreign exchange losses on debt	30	10	27	19
Net interest expense — debt and other	44	44	84	87
Net interest expense — leases	3	1	5	3
Net interest expense — pension and other post-employment benefit plans	6	7	11	13
Interest income	(1)	(15)	(3)	(31)
Net interest expense	52	37	97	72

Components of Finance Costs, Net, Include Other Finance Costs (Income)

	Three months ended June 30,		Six months ended June 30,

	2020	2019	2020	2019
Net losses (gains) due to changes in foreign currency exchange rates	21	18	(15)	29
Net gains on derivative instruments	(8)	-	(19)	-
Other finance costs (income)	13	18	(34)	29